Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2018	289,888	233,706	236,462	760,056
Additions	—	—	—	—
Disposals	—	—	(236,462)	(236,462)
As of December 31, 2018	289,888	233,706	—	523,594
Additions	63,600	—	—	63,600
Disposals	—	—	—	—
As of December 31, 2019	353,488	233,706	—	587,194

Accumulated depreciation
As of January 1, 2018	(237,923)	(205,628)	(63,606)	(507,157)
Charge for the year	(32,485)	(13,663)	(26,565)	(72,713)
Disposals	—	—	90,171	90,171
As of December 31, 2018	(270,408)	(219,291)	—	(489,699)
Charge for the year	(20,083)	(10,740)	—	(30,823)
Disposals	—	—	—	—
As of December 31, 2019	(290,491)	(230,031)	—	(520,522)
Net book value
As of December 31, 2018	19,480	14,415	—	33,895
As of December 31, 2019	62,997	3,675	—	66,672